Property Held for Lease, Net	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Property Held for Lease, Net	PROPERTY HELD FOR LEASE, NET
Property held for lease, net consists of the following:

	December 31,
	2021	2020
Property held for lease	$220,259	$213,838
Less: accumulated depreciation	(158,507)	(147,101)
Property held for lease, net	$61,752	$66,737
Net book value of property buyouts for the years ended December 31, 2021, 2020 and 2019 were $45,589, $31,140 and $11,737, respectively.
Total impairment charges related to property held for lease, net for the years ended December 31, 2021, 2020 and 2019 were $14,566, $17,064 and $9,979, respectively.
Total depreciation expense related to property held for lease, net for the years ended December 31, 2021, 2020 and 2019 were $143,671, $111,364 and $47,019, respectively.
Depreciation expense, net book value of property buyouts and impairment charges are included within cost of revenue in the consolidated statement of operations and comprehensive income (loss).
All property held for lease, net is on-lease as of December 31, 2021 and 2020.